SUPPLEMENT

DATED AUGUST 30, 2013 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD BALANCED ALLOCATION FUND

THE HARTFORD BALANCED FUND

THE HARTFORD BALANCED INCOME FUND

THE HARTFORD CAPITAL APPRECIATION FUND

THE HARTFORD CHECKS AND BALANCES FUND

THE HARTFORD CONSERVATIVE ALLOCATION FUND

THE HARTFORD DISCIPLINED EQUITY FUND

THE HARTFORD DIVIDEND AND GROWTH FUND

THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND

THE HARTFORD EMERGING MARKETS RESEARCH FUND

THE HARTFORD EQUITY INCOME FUND

THE HARTFORD FLOATING RATE FUND

THE HARTFORD FLOATING RATE HIGH INCOME FUND

THE HARTFORD GLOBAL ALL-ASSET FUND

THE HARTFORD GLOBAL GROWTH FUND

THE HARTFORD GLOBAL RESEARCH FUND

THE HARTFORD GROWTH ALLOCATION FUND

THE HARTFORD HEALTHCARE FUND

THE HARTFORD HIGH YIELD FUND

THE HARTFORD INFLATION PLUS FUND

THE HARTFORD INTERNATIONAL GROWTH FUND

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

THE HARTFORD MIDCAP FUND

THE HARTFORD MIDCAP VALUE FUND

THE HARTFORD SHORT DURATION FUND

THE HARTFORD SMALL COMPANY FUND

THE HARTFORD SMALL/MID CAP EQUITY FUND

THE HARTFORD STRATEGIC INCOME FUND

THE HARTFORD TARGET RETIREMENT 2010 FUND

THE HARTFORD TARGET RETIREMENT 2015 FUND

THE HARTFORD TARGET RETIREMENT 2020 FUND

THE HARTFORD TARGET RETIREMENT 2025 FUND

THE HARTFORD TARGET RETIREMENT 2030 FUND

THE HARTFORD TARGET RETIREMENT 2035 FUND

THE HARTFORD TARGET RETIREMENT 2040 FUND

THE HARTFORD TARGET RETIREMENT 2045 FUND

THE HARTFORD TARGET RETIREMENT 2050 FUND

THE HARTFORD UNCONSTRAINED BOND FUND

THE HARTFORD VALUE FUND

THE HARTFORD WORLD BOND FUND

THE HARTFORD GROWTH FUND

THE HARTFORD GROWTH OPPORTUNITIES FUND

THE HARTFORD MUNICIPAL REAL RETURN FUND

THE HARTFORD SMALLCAP GROWTH FUND

THE HARTFORD VALUE OPPORTUNITIES FUND

EACH PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 14, 2013

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

THE HARTFORD GLOBAL REAL ASSET FUND

EACH PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 27, 2013

THE HARTFORD INTERNATIONAL VALUE FUND

THE HARTFORD TOTAL RETURN BOND FUND

THE HARTFORD CAPITAL APPRECIATION II FUND

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

EACH PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED AUGUST 30, 2013

THE HARTFORD GLOBAL ALPHA FUND

PROSPECTUS DATED DECEMBER 14, 2012, AS LAST SUPPLEMENTED JUNE 14, 2013

THE HARTFORD QUALITY BOND FUND

PROSPECTUS DATED NOVEMBER 30, 2012, AS LAST SUPPLEMENTED JUNE 14, 2013

(EACH OF THE ABOVE IS A SERIES OF THE HARTFORD MUTUAL FUNDS, INC. OR THE HARTFORD MUTUAL FUNDS II, INC. AND, COLLECTIVELY, THE ABOVE ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective immediately, the above referenced Prospectuses are revised as follows:

1.              Under the heading “CLASSES OF SHARES – Waivers For Certain Investors – Front-End Sales Charge” in the Prospectuses, the following bullet point is added at the end of the list:

•                  Investors purchasing through a financial intermediary that has entered into an agreement with the distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers.

2.              Under the heading “CLASSES OF SHARES – Waivers For Certain Investors – CDSC Waivers” in the Prospectuses, the following replaces the second bullet point in its entirety:

•                  for death or disability,

3.              Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Manager” in the Prospectuses, the following replaces the last sentence in the first paragraph in its entirety:

The Investment Manager is principally located at 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, PA 19087.

This Supplement should be retained with your Prospectus for future reference.

HV-7181	August 2013